3. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Summary of accounts receivable
	June 30,	December 31,
	2015	2014
	(unaudited)

Long-term net investment in direct financing and sales-type lease	$60,845	$53,858
Short-term net investment in sales-type leases	1,532	381
Overdue receivable from CeraPay	14,321	—
Overdue receivable from CeraVest	966	—
Receivable from value-added services	1,693	1,912
Receivable from insurance commissions	865	1,838
Others	3	—
Less: Allowance for doubtful accounts	(33,760)	(29,074)
	$46,465	$28,915